Pension and Other Employee Obligations - Sensitivity of Defined Benefit Obligation to a Change in Each Significant Actuarial Assumption (Detail)	Mar. 31, 2022
India [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in discount rate by 1%	(4.70%)
Sensitivity of defined benefit obligation due to a possible decrease in discount rate by 1%	5.20%
India [member] | Salary escalation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in discount rate by 1%	3.70%
Sensitivity of defined benefit obligation due to a possible decrease in discount rate by 1%	(3.50%)
Philippines [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in discount rate by 1%	(1.10%)
Sensitivity of defined benefit obligation due to a possible decrease in discount rate by 1%	1.10%
Philippines [member] | Salary escalation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in discount rate by 1%	0.60%
Sensitivity of defined benefit obligation due to a possible decrease in discount rate by 1%	(0.60%)
Sri Lanka [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in discount rate by 1%	(5.20%)
Sensitivity of defined benefit obligation due to a possible decrease in discount rate by 1%	5.80%
Sri Lanka [member] | Salary escalation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in discount rate by 1%	5.70%
Sensitivity of defined benefit obligation due to a possible decrease in discount rate by 1%	(5.10%)